Segment Reporting - Financials (Details) $ in Millions	3 Months Ended			6 Months Ended		9 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 segment	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 segment
Segment Reporting
Number of reportable segments | segment		3				2
Revenue
Revenue from royalty, streams and working interests	$ 366.7		$ 257.6	$ 732.2	$ 513.2
Interest revenue	2.7		2.2	5.6	3.1
Other interest income			0.3		0.6
Total revenue	369.4		260.1	737.8	516.9
Expenses
Costs of sales	33.5		29.1	72.0	62.7
Depletion and depreciation	64.0		52.9	132.4	111.1
Gross profit	271.9		178.1	533.4	343.1
Other operating expenses (income)
General and administrative expenses	5.7		7.6	14.4	11.8
Share-based compensation expense	2.8		1.8	8.5	4.6
Cobre Panama arbitration expense	3.9		0.8	4.6	2.3
Impairment reversal	(4.1)			(4.1)
Gain on sale of gold and silver bullion (Note 7)	(42.2)		(1.1)	(49.3)	(2.5)
Foreign exchange (gain) loss and other (income) expenses	(4.1)		9.8	(9.8)	11.4
Income before finance items and income taxes	309.9		159.2	569.1	315.8
Finance items
Finance income	6.6		16.2	17.7	32.2
Finance expenses	(0.8)		(0.6)	(1.5)	(1.2)
Net income before income taxes	315.7		174.8	585.3	346.8
Operating Segments
Revenue
Revenue from royalty, streams and working interests	366.7		257.6	732.2	513.2
Interest revenue	2.7		2.2	5.6	3.1
Other interest income			0.3		0.6
Total revenue	369.4		260.1	737.8	516.9
Expenses
Costs of sales	33.5		29.1	72.0	62.7
Depletion and depreciation	63.8		51.9	132.1	109.9
Gross profit	272.1		179.1	533.7	344.3
Other operating expenses (income)
General and administrative expenses	5.7		7.6	14.4	11.8
Share-based compensation expense	2.8		1.8	8.5	4.6
Cobre Panama arbitration expense	3.9		0.8	4.6	2.3
Impairment reversal	(4.1)			(4.1)
Gain on disposal of royalty interests					(0.3)
Gain on sale of gold and silver bullion (Note 7)	(42.2)		(1.1)	(49.3)	(2.5)
Depreciation	0.2		1.0	0.3	1.2
Foreign exchange (gain) loss and other (income) expenses	(4.1)		9.8	(9.8)	11.4
Income before finance items and income taxes	309.9		159.2	569.1	315.8
Finance items
Finance income	6.6		16.2	17.7	32.2
Finance expenses	(0.8)		(0.6)	(1.5)	(1.2)
Net income before income taxes	315.7		174.8	585.3	346.8
Operating Segments | Precious metals
Revenue
Revenue from royalty, streams and working interests	304.0		193.0	594.7	387.0
Interest revenue	2.7		2.2	5.6	3.1
Other interest income			0.3		0.6
Total revenue	306.7		195.5	600.3	390.7
Expenses
Costs of sales	31.1		26.6	65.1	57.2
Depletion and depreciation	44.8		35.3	91.9	73.0
Gross profit	230.8		133.6	443.3	260.5
Operating Segments | Other mining
Revenue
Revenue from royalty, streams and working interests	10.2		13.7	27.0	31.5
Total revenue	10.2		13.7	27.0	31.5
Expenses
Depletion and depreciation	2.8		2.9	7.7	6.5
Gross profit	7.4		10.8	19.3	25.0
Operating Segments | Energy
Revenue
Revenue from royalty, streams and working interests	52.5		50.9	110.5	94.7
Total revenue	52.5		50.9	110.5	94.7
Expenses
Costs of sales	2.4		2.5	6.9	5.5
Depletion and depreciation	16.2		13.7	32.5	30.4
Gross profit	$ 33.9		$ 34.7	$ 71.1	$ 58.8